Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.003	$ 0.003
Common Stock, Shares Authorized	33,333,333	33,333,333
Common Stock, Shares, Issued	5,306,666	5,006,666
Common Stock, Shares, Outstanding	5,306,666	5,006,666
Treasury stock, shares acquired	46,406	9,952